3. SIGNIFICANT ACCOUNTING POLICIES: Right of Use (ROU) Asset (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Right of Use (ROU) Asset

Right of Use (ROU) Asset

Right of Use Asset, net
ROU asset	$279,072
Amortization	(68,512)
Total net Right of Use Asset as of December 31, 2024	$210,560

Lease Liability
Current	$58,979
Non- Current	$152,365
Total lease liability as of December 31, 2024	$211,344

ZenaTech paid $48,761 USD or $70,143 CAD and incurred $9,997 USD or $14,431 interest expense for the twelve months ended December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Maturity analysis as of December 31, 2023
Contractual undiscounted cash flows (USD)
Less than a year	$51,097
One to five years	199,390
More than 5 years	-
Total undiscounted as of December 31, 2023	$250,487

ROU Asset

ROU Asset, net
ROU asset	$279,072
Amortization	(28,585)
Total net ROU Asset as of December 31, 2023	$250,487

The Company paid $36,290 USD or $46,265 CAD for the warehouse lease during 2023 and incurred $6,801 USD or $9,178 interest expense for the year ended December 31, 2023. The currency exchange rate was $1 USD to $1.3243 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2023.